Indebtedness - Schedule of Activity in Deferred Financing Charges (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Activity in Deferred Financing Charges [Line Items]
Impact of foreign exchange	$ 4,290	$ (10,918)	$ 6,038	$ (11,177)
Telesat Lightspeed Financing Warrants [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Balance			429,100
Transferred to debt issue costs			(55,182)
Impact of foreign exchange			14,758
Balance	388,676		388,676
Debt issue costs [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Balance			26,834
Transferred to debt issue costs			(3,450)
Impact of foreign exchange			922
Balance	24,306		24,306
Total [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Balance			455,934
Transferred to debt issue costs			(58,632)
Impact of foreign exchange			15,680
Balance	$ 412,982		$ 412,982